Shareholder Report, Holdings (Details) - Cohen & Steers Preferred Securities and Income SMA Shares, Inc.	Oct. 31, 2025
Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.50%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Insurance
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Consumer Discretionary Products
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	2.80%
UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	43.00%
CANADA
Holdings [Line Items]
Percent of Net Asset Value	13.70%
UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.00%
FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.70%
JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.10%
SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.70%
NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.70%
SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.30%
GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Citigroup, Inc., 6.95%, Series FF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Goldman Sachs Group, Inc., 7.50%, Series X
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Citigroup, Inc., 6.875%, Series GG
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Bank of America Corp., 6.625%, Series OO
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Meiji Yasuda Life Insurance Co., 6.10%, due 6/11/55 (Japan)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Charles Schwab Corp., 4.00%, Series H
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Enbridge, Inc., 8.50, due 1/15/84 (Canada)
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Algonquin Power & Utilities Corp., 4.75%, due 1/18/82 (Canada)
Holdings [Line Items]
Percent of Net Asset Value	0.90%
South Bow Canadian Infrastructure Holdings Ltd., 7.625%, due 3/1/55 (Canada)
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Barclays PLC, 8.875% (United Kingdom)
Holdings [Line Items]
Percent of Net Asset Value	0.90%